Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO (1)(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)
					TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Thousands) (h)	Return on Net Assets(5) (i)
2023	4,811,511	8,931,902	909,368	1,399,588	153.69	148.27	82,500	18.5%
2022	4,406,810	6,485,749	1,040,919	1,444,718	125.19	132.53	88,336	20.8%
2021	4,107,121	5,903,105	1,726,486	2,428,824	115.35	143.76	56,980	15.5%

(1)
George L. Wilson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
William C. Griffiths	Scott M. Zuehlke	Scott M. Zuehlke
Scott M. Zuehlke	Paul B. Cornett	Paul B. Cornett
Paul B. Cornett	Kimberley N. Garcia	Kimberley N. Garcia
Mark A. Livingston	Mark A. Livingston	Mark A. Livingston

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	4,811,511	28,900	(1,429,377)	—	5,520,868	8,931,902
2022	4,406,810	98,029	(1,279,882)	—	3,260,792	6,485,749
2021	4,107,121	3,822	(1,023,660)	—	2,815,822	5,903,105
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	909,368	74,569	(248,213)	—	663,864	1,399,588
2022	1,040,919	61,430	(238,784)	—	581,153	1,444,718
2021	1,726,486	(10,271)	(154,066)	—	866,675	2,428,824
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	3,151,350	2,214,609	—	154,909	—	—	5,520,868
2022	2,217,991	894,724	—	148,077	—	—	3,260,792
2021	1,754,597	1,000,671	—	60,554	—	—	2,815,822
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	466,268	294,252	—	27,104	(123,760)	—	663,864
2022	413,600	152,753	—	14,800	—	—	581,153
2021	264,242	561,221	—	41,212	—	—	866,675
(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 Building Products (Industry) Index (“S&P 600 Building Products”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended October 31, 2023. The comparison assumes $100 was invested for the period starting October 31, 2020, through the end of the listed year in the Company and in the S&P 600 Building Products, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Return on Net Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Net Assets
Named Executive Officers, Footnote
(1)
George L. Wilson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
William C. Griffiths	Scott M. Zuehlke	Scott M. Zuehlke
Scott M. Zuehlke	Paul B. Cornett	Paul B. Cornett
Paul B. Cornett	Kimberley N. Garcia	Kimberley N. Garcia
Mark A. Livingston	Mark A. Livingston	Mark A. Livingston

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 Building Products (Industry) Index (“S&P 600 Building Products”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended October 31, 2023. The comparison assumes $100 was invested for the period starting October 31, 2020, through the end of the listed year in the Company and in the S&P 600 Building Products, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,811,511	$ 4,406,810	$ 4,107,121
PEO Actually Paid Compensation Amount	$ 8,931,902	6,485,749	5,903,105
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	4,811,511	28,900	(1,429,377)	—	5,520,868	8,931,902
2022	4,406,810	98,029	(1,279,882)	—	3,260,792	6,485,749
2021	4,107,121	3,822	(1,023,660)	—	2,815,822	5,903,105
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	3,151,350	2,214,609	—	154,909	—	—	5,520,868
2022	2,217,991	894,724	—	148,077	—	—	3,260,792
2021	1,754,597	1,000,671	—	60,554	—	—	2,815,822

Non-PEO NEO Average Total Compensation Amount	$ 909,368	1,040,919	1,726,486
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,399,588	1,444,718	2,428,824
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	909,368	74,569	(248,213)	—	663,864	1,399,588
2022	1,040,919	61,430	(238,784)	—	581,153	1,444,718
2021	1,726,486	(10,271)	(154,066)	—	866,675	2,428,824
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	466,268	294,252	—	27,104	(123,760)	—	663,864
2022	413,600	152,753	—	14,800	—	—	581,153
2021	264,242	561,221	—	41,212	—	—	866,675

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Return on Net Assets
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Return on Net Assets during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 600 Building Products Index over the same period.

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.
Absolute Total Shareholder Return
EBITDA
EBITDA as a % of Sales
Return on Net Assets
Sales
Working Capital

Total Shareholder Return Amount	$ 153.69	125.19	115.35
Peer Group Total Shareholder Return Amount	148.27	132.53	143.76
Net Income (Loss)	$ 82,500,000	$ 88,336,000	$ 56,980,000
Company Selected Measure Amount	18.5	20.8	15.5
PEO Name	George L. Wilson
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Non-GAAP Measure Description
(5)
We determined Return on Net Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA as a % of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Net Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Sales
Measure:: 6
Pay vs Performance Disclosure
Name	Working Capital
PEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,900	$ 98,029	$ 3,822
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,429,377)	(1,279,882)	(1,023,660)
PEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,520,868	3,260,792	2,815,822
PEO | Value Of Equity Awards Granted During Year That Remained Unvested As of Last Day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,151,350	2,217,991	1,754,597
PEO | Value From Last Day of Prior Year to Last Day of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,214,609	894,724	1,000,671
PEO | Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Value From Last Day of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,909	148,077	60,554
PEO | Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Value Of Dividends Or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,569	61,430	(10,271)
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,213)	(238,784)	(154,066)
Non-PEO NEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	663,864	581,153	866,675
Non-PEO NEO | Value Of Equity Awards Granted During Year That Remained Unvested As of Last Day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,268	413,600	264,242
Non-PEO NEO | Value From Last Day of Prior Year to Last Day of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,252	152,753	561,221
Non-PEO NEO | Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Value From Last Day of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,104	14,800	41,212
Non-PEO NEO | Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,760)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount